     As filed with the Securities and Exchange Commission on May 15, 2015
                                                            File No. 333-198612

================================================================================

                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.
                        Post-Effective Amendment No. 2
                       (Check appropriate box or boxes)

                               -----------------

                        PIONEER ASSET ALLOCATION TRUST
              (formerly, Pioneer Ibbotson Asset Allocation Series
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                                (617) 742-7825
                       (Area Code and Telephone Number)

                 60 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                         Terrence J. Cullen, Secretary
                      Pioneer Investment Management, Inc.
                                60 State Street
                          Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                               -----------------

                                  Copies to:
                             Roger P. Joseph, Esq.
                          Morgan, Lewis & Bockius LLP
                              One Federal Street
                          Boston, Massachusetts 02110

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Ibbotson Growth Allocation Fund, a series of the Registrant.

This filing will become effective on May 15, 2015, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

================================================================================

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on October 14, 2014 .

                                    PART C

                               OTHER INFORMATION
                        PIONEER ASSET ALLOCATION TRUST
             (formerly, Pioneer Ibbotson Asset Allocation Series)

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Asset Allocation Trust (formerly, Pioneer Ibbotson Asset Allocation Series) (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-114788 and 811-21569), as filed with the Securities and Exchange Commission on November 26, 2014 (Accession No. 0001288255-14-000021), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)   Amended and Restated Agreement and Declaration of Trust                (7)

(1)(b)   Amendment to Amended and Restated Agreement and Declaration of Trust
         (as of May 22, 2010)                                                   (8)

(1)(c)   Certificate of Trust                                                   (1)

(1)(d)   Amendment to Certificate of Trust                                      (2)

(2)(a)   Amended and Restated By-Laws                                           (7)

(3)      Not applicable

(4)      Form of Agreement and Plan of Reorganization                           (*)

(5)      Reference is made to Exhibits (1) and (2) hereof

(6)(a)   Amended and Restated Management Agreement                              (10)

(6)(b)   Form of Expense Limit Agreement                                        (11)

(7)(a)   Underwriting Agreement between the Trust and Pioneer Funds
         Distributor, Inc.                                                      (2)

(7)(b)   Dealer Sales Agreement                                                 (6)

(8)      Not applicable

(9)(a)   Custodian Agreement between the Trust and Brown Brothers Harriman &
         Co.                                                                    (5)

(9)(b)   Amended Appendix A to Custodian Agreement (December 1, 2012)           (10)

(10)(a)  Pioneer Funds Distribution Plan                                        (7)

(10)(b)  Appendix A and Appendix B to Pioneer Funds Distribution Plan (July
         2013)                                                                  (10)

(10)(c)  Multiclass Plan Pursuant to Rule 18f-3                                 (2)

(11)     Opinion of Counsel (legality of securities being offered)              (11)

(12)     Form of opinion as to tax matters and consent                          (**)

(13)(a)  Master Investment Company Service Agreement between the Trust and
         Pioneer Investment Management Shareholder Services, Inc.               (5)

(13)(b)  Amendment No. 6 to Master Investment Company Service Agreement
         (December 1, 2012)                                                     (10)

(13)(c)  Amended and Restated Administration Agreement (March 5, 2012)          (9)

(13)(d)  Appendix A to Amended and Restated Administration Agreement
         (December 1, 2012)                                                     (10)

(13)(e)  Administrative Agency Agreement, dated as of March 5, 2012, between
         Brown Brothers Harriman & Co. and Pioneer Investment Management, Inc.  (9)

(13)(f)  Amendment to Administrative and Fund Accounting Agency Agreement
         between the Fund and Brown Brothers Harriman & Co.                     (3)


(13)(g)  First Amendment to Administrative and Fund Accounting Agency
         Agreement between the Fund and Brown Brothers Harriman & Co.           (4)

(13)(h)  Asset Allocation Administration Agreement between the Fund and Brown
         Brothers Harriman & Co.                                                (3)

(14)     Consents of Independent Registered Public Accounting Firms             (12)

(15)     Not applicable

(16)     Powers of Attorney                                                     (11)

(17)(a)  Code of Ethics of the Pioneer Funds, Pioneer Funds Distributor, Inc.,
         Pioneer Institutional Asset Management, Inc., and Pioneer Investment
         Management, Inc. (February 1, 2010)                                    (8)

(17)(b)  Combined Prospectus of Pioneer Ibbotson Growth Allocation Fund and
         Pioneer Ibbotson Aggressive Allocation Fund dated December 1, 2013, as supplemented, and Combined Statement of Additional Information of
         Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson
         Aggressive Allocation Fund dated December 1, 2013, as supplemented     (11)

(17)(c)  Combined Annual Report of Pioneer Ibbotson Growth Allocation Fund and
         Pioneer Ibbotson Aggressive Allocation Fund for the fiscal year ended
         July 31, 2014                                                          (12)

(17)(d)  Combined Semi-Annual Report of Pioneer Ibbotson Growth Allocation
         Fund and Pioneer Ibbotson Aggressive Allocation Fund for the fiscal
         year ended January 31, 2014                                            (11)

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the Securities and Exchange Commission (the "SEC") on April 23, 2004 (Accession No. 0001288255-04-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Pre-effective amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on August 6, 2004 (Accession No. 0001016964-04-000333).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 4 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on July 15, 2005 (Accession No. 0001288255-05-000003).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 6 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 23, 2005 (Accession No. 0001288255-05-000021).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 7 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 28, 2006 (Accession No. 0001288255-06-000019).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 8 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 28, 2007 (Accession No. 0001145443-07-003717).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 9 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 26, 2008 (Accession No. 0001288255-08-000008).

(8) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 12 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 24, 2010 (Accession No. 0001288255-10-000002).

(9) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 15 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 28, 2012 (Accession No. 0001288255-12-000011).

(10) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Post-effective amendment No. 17 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569) as filed with the SEC on November 26, 2013 (Accession No. 0001288255-13-000002).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-198612) as filed with the SEC on September 8, 2014 (Accession No. 0000891804-14-000881).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Post-effective amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-198612) as filed with the SEC on
October 14, 2014 (Accession No. 0001102598-14-000006).

(*) Attached as Exhibit C to the combined Information Statement/Prospectus (**)Filed herewith.

ITEM 17.UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 15th day of May 2015.

                                             PIONEER ASSET ALLOCATION TRUST

                                             By:  /s/ Lisa M. Jones
                                                  ------------------------------
                                                  Name: Lisa M. Jones
                                                  Title: President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                                    Title                              Date
        ---------                                    -----                             ------

/s/ Lisa M. Jones            President (Principal Executive Officer)               May 15,2015
---------------------------
Lisa M. Jones

/s/ Mark E. Bradley          Treasurer (Principal Financial and Accounting Officer) May 15,2015
---------------------------
Mark E. Bradley

/s/ David R. Bock*           Trustee                                                May 15,2015
---------------------------
David R. Bock

/s/ Benjamin M. Friedman*    Trustee                                                May 15,2015
---------------------------
Benjamin M. Friedman

/s/ Margaret B.W. Graham*    Trustee                                                May 15,2015
---------------------------
Margaret B.W. Graham

/s/ Thomas J. Perna*         Chairman of the Board and Trustee                      May 15,2015
---------------------------
Thomas J. Perna

/s/ Marguerite A. Piret*     Trustee                                                May 15,2015
---------------------------
Marguerite A. Piret

/s/ Kenneth J. Taubes*       Trustee                                                May 15,2015
---------------------------
Kenneth J. Taubes

* By:  /s/ Christopher J. Kelley
       ---------------------------------------
       Christopher J. Kelley, Attorney-in-Fact

                                 EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No. Description
----------- -----------

    (12)    Final opinion as to tax matters and consent